Contingencies	12 Months Ended
Apr. 29, 2011
Contingencies Note [Abstract]
Contingencies

16. Contingencies

The Company is involved in a number of legal actions. The outcomes of these legal actions are not within the Company's complete control and may not be known for prolonged periods of time. In some actions, the claimants seek damages, as well as other relief, including injunctions barring the sale of products that are the subject of the lawsuit, that could require significant expenditures or result in lost revenues. In accordance with U.S. GAAP, the Company records a liability in the consolidated financial statements for these actions when a loss is known or considered probable and the amount can be reasonably estimated. If the reasonable estimate of a known or probable loss is a range, and no amount within the range is a better estimate than any other, the minimum amount of the range is accrued. If a loss is possible but not known or probable, and can be reasonably estimated, the estimated loss or range of loss is disclosed. In most cases, significant judgment is required to estimate the amount and timing of a loss to be recorded. While it is not possible to predict the outcome for most of the matters discussed, the Company believes it is possible that costs associated with them could have a material adverse impact on the Company's consolidated earnings, financial position, or cash flows.

Litigation with Wyeth and Cordis Corporation

On February 22, 2008, Wyeth and Cordis Corporation (Cordis) filed a lawsuit against the Company and its subsidiary, Medtronic AVE, Inc., in U.S. District Court for the District of New Jersey, alleging that Medtronic's Endeavor drug-eluting stent infringes three U.S. "Morris" patents alleged to be owned by Wyeth and exclusively licensed to Cordis. A trial date has been set for January 9, 2012. The Company is indemnified for the claims made by Wyeth and Cordis. The Company has not recorded an expense related to damages in connection with these matters because any potential loss is not currently probable or reasonably estimable under U.S. GAAP.

Litigation with Edwards Lifesciences, Inc.

On March 19, 2010, the U.S. District Court for the District of Delaware added Medtronic CoreValve LLC (CoreValve) as a party to litigation pending between Edwards Lifesciences, Inc. (Edwards) and CoreValve, Inc. In the litigation, Edwards asserted that CoreValve's transcatheter aortic valve replacement product infringed three U.S. "Andersen" patents owned by Edwards. Before trial, the court granted summary judgment to Medtronic as to two of the three patents. Following a trial, on April 1, 2010 a jury found that CoreValve willfully infringed a claim on the remaining Andersen patent and awarded total lost profit and royalty damages of $74 million. On May 28, 2010, Edwards filed a motion seeking an injunction against CoreValve. On February 7, 2011, the trial court ruled on post-trial motions, denying Edwards' motions for an injunction, enhanced damages and attorneys' fees and denying Medtronic's motions to overturn the jury's verdict. Medtronic has appealed to the U.S. Court of Appeals for the Federal Circuit.

On March 12, 2010, Edwards served a second lawsuit in the Delaware court upon CoreValve, Medtronic Vascular, and Medtronic, asserting that Medtronic's transcatheter aortic valve replacement product from CoreValve infringed three U.S. Andersen patents owned by Edwards, including two of the patents that were the subject of the first lawsuit. Medtronic filed a motion to dismiss or stay the second lawsuit on May 24, 2010.

Edwards also previously asserted that the CoreValve product infringed an Andersen patent in Germany and the United Kingdom, which is a counterpart to the U.S. Andersen patents. Courts in both countries found that the CoreValve product does not infringe the European Andersen patent. On February 11, 2010, a German appellate court issued its opinion affirming the trial court ruling that the CoreValve product does not infringe the Andersen patent in Germany. On June 30, 2010, the United Kingdom appellate court affirmed a trial court ruling that the CoreValve product does not infringe the Andersen patent in the United Kingdom. Both cases have been dismissed.

The Company has not recorded an expense related to damages in connection with these matters because any potential loss is not currently probable or reasonably estimable under U.S. GAAP.

Marquis/Maximo/InSync Matters

On February 10, 2005, Medtronic voluntarily began to advise physicians about the possibility that a specific battery shorting mechanism might manifest itself in a subset of implantable cardioverter defibrillators (ICDs) and cardiac resynchronization therapy-defibrillators (CRT-Ds). These included certain Marquis VR/DR and Maximo VR/DR ICDs and certain InSync I/II/III CRT-D devices. Subsequent to this voluntary field action, a number of lawsuits were filed against the Company alleging a variety of claims, including individuals asserting claims of personal injury and third-party payors alleging entitlement to reimbursement. These United States lawsuits were settled in 2008, and only a small number of individual cases remain. One third-party payor, Kinetic Knife, dismissed its original action without prejudice and on November 5, 2008 filed a putative class action relating to the same subject matter. Medtronic removed the case to the United States District Court for the District of Minnesota. On April 19, 2011, the court dismissed on preemption grounds the majority of plaintiff's claims. In June 2011, the Company settled the remaining claims for final resolution of this matter.

In addition, class action product liability suits pending in Canada are consolidated in the Ontario Superior Court of Justice. That court certified a class of individual implant recipients and their family members for proceeding on December 6, 2007. Additionally, the subrogated claims of the provincial health insurers to recover costs incurred in providing medical services to the implant class are claimed in the class proceeding. Pretrial proceedings are underway. The Company has not recorded an expense related to damages for the remaining suits because any potential loss is not currently probable or reasonably estimable under U.S. GAAP, and based on current information, the Company does not believe that these suits are likely to have a material adverse effect on the Company's operations.

Sprint Fidelis Product Liability Matters

On October 15, 2007, the Company voluntarily suspended worldwide distribution of its Sprint Fidelis (Fidelis) family of defibrillation leads. As of April 29, 2011, approximately 4,000 lawsuits regarding the Fidelis leads had been filed against the Company, including approximately 47 putative class action suits reflecting a total of approximately 9,000 individual personal injury cases. Approximately 2,800 of the lawsuits were commenced in Minnesota state court and approximately 1,200 were consolidated for pretrial proceedings before a single federal judge in the U.S. District Court for the District of Minnesota pursuant to the Multi-District Litigation (MDL) rules. On January 5, 2009, the MDL court dismissed with prejudice the master consolidated complaint for individuals and the master consolidated complaint for third-party payors on grounds of federal preemption. The state court judge dismissed the state court cases on similar grounds on October 22, 2009. Plaintiffs sought appeals in both the federal and state court matters. The Minnesota Court of Appeals dismissed the appeal on May 16, 2011. On October 15, 2010, the U.S. Court of Appeals for the Eighth Circuit affirmed the dismissal of plaintiffs' claims. On October 29, 2010, plaintiffs petitioned the Eighth Circuit for rehearing of their appeal. On June 14, 2011, the Eighth Circuit dismissed this petition for rehearing.

The Company announced on October 14, 2010 it had entered into an agreement to settle the pending lawsuits as well as certain unfiled claims subject to opt-out rights by both plaintiffs and the Company, including the Company's right to cancel the agreement. The terms of the agreement stipulated that, if Medtronic elected not to cancel the agreement, it would pay plaintiffs to settle substantially all pending U.S. lawsuits and claims, subject to certain conditions. The parties subsequently reached an adjusted settlement agreement pursuant to which Medtronic waived its right to cancel the agreement and agreed to pay a total of $221 million to resolve over 14,000 filed and unfiled claims. In the second quarter of fiscal year 2011, the Company recorded an expense of $268 million related to probable and reasonably estimated damages under U.S. GAAP in connection with these matters, and, consistent with the adjusted settlement agreement, the Company reduced that expense to $221 million in the fourth quarter of fiscal year 2011.

In addition, one putative class action has been filed in the Ontario Superior Court of Justice in Canada. On October 20, 2009, that court certified a class proceeding, but denied class certification on plaintiffs' claim for punitive damages, which the plaintiffs appealed. On July 16, 2010, the appeal was denied. Plaintiffs' request for further appeal was denied on November 22, 2010. The Company has not recorded an expense related to damages in connection with that matter because any potential loss is not currently probable or reasonably estimable under U.S. GAAP.

Shareholder Related Matters

On December 10, 2008, the Minneapolis Firefighters' Relief Association filed a putative class action complaint against the Company and certain current and former officers in the U.S. District Court for the District of Minnesota, alleging violations of Section 10(b) of the Exchange Act and Rule 10b-5 thereunder. The complaint alleges that the defendants made false and misleading public statements concerning the INFUSE Bone Graft product which artificially inflated Medtronic's stock price during the period. On August 21, 2009, plaintiffs filed a consolidated putative class action complaint expanding the class. Medtronic's motion to dismiss the consolidated complaint was denied on February 3, 2010, and pretrial proceedings are underway.

The Company has not recorded an expense related to damages in connection with this matter because any potential loss is not currently probable or reasonably estimable under U.S. GAAP.

Mirowski

Medtronic is a licensee to the RE 38,119 patent ('119 Patent) and RE 38,897 patent ('897 Patent) owned by Mirowski Family Ventures, LLC (Mirowski) relating to the treatment of hemodynamic dysfunction. Medtronic and Mirowski dispute the application of the '119 and '897 Patents to certain Medtronic cardiac resynchronization products. On December 17, 2007, Medtronic filed an action in U.S. District Court for the District of Delaware seeking a declaration that none of its products infringe any valid claims of either the '119 or '897 Patents. If certain conditions are fulfilled, the '119 and/or '897 Patents are determined to be valid and the Medtronic products are found to infringe the '119 and/or '897 Patents, Medtronic will be obligated to pay royalties to Mirowski based upon sales of certain CRT-D products. A bench trial concluded on March 13, 2010. On March 30, 2011, the trial court entered a judgment of non-infringement in Medtronic's favor. Mirowski has appealed the decision to the United States Court of Appeals for the Federal Circuit. As of April 29, 2011 the amount of disputed royalties and interest related to CRT-D products was $115 million. In accordance with U.S. GAAP, this amount has not been accrued because the outcome is not currently probable.

In addition, Medtronic is a licensee to the 4,407,288 Patent ('288 Patent) owned by Mirowski relating to ICDs. Until November 2001, Medtronic accrued and paid royalties under the license based on a percentage of ICD sales. Medtronic and Mirowski dispute the application of the '288 Patent to certain Medtronic ICD products. In November 2001, Medtronic ceased paying royalties and entered into an agreement with Mirowski to pay putative royalties into an interest-bearing escrow account through the expiration of the '288 Patent in December of 2003. As of April 29, 2011, the current balance in the interest-bearing escrow account was $91 million. The parties also entered into a tolling agreement deferring and conditioning any litigation of the obligation to pay royalties upon certain conditions precedent. The conditions precedent have now been fulfilled and the escrow balance was released to Mirowski in May 2011.

Other Matters

On October 14, 2010, the Company received a subpoena issued by the United States Attorney's Office for the Western District of New York pursuant to the Health Insurance Portability & Accountability Act of 1996 (HIPAA), relating to the Company's sales, marketing, and reimbursement support practices regarding certain neurostimulation devices. The Company is fully cooperating with this investigation.

On March 12, 2010, the Company received a civil investigative demand from the U.S. Department of Justice pursuant to the federal False Claims Act seeking information regarding the Company's knowledge about claims to Medicare for the implantation of ICDs, including reimbursement advice given by the Company, payments to persons or entities involved in decisions about implantation of ICDs, and the national coverage determination relating to ICDs. The Company is fully cooperating with this investigation.

On September 16, 2009, the Company received a subpoena from the Office of Inspector General for the Department of Health and Human Services in the Eastern District of California requesting production of documents relating to the Company's cardiac rhythm medical devices, including revenue, sales, marketing, and promotional documents, documents relating to reimbursement communications to customers pertaining to the devices, documents relating to scientific studies and registries pertaining to the devices, and documents relating to payments or items of value provided to customers. The Company is fully cooperating with this inquiry.

On June 16, 2009, the Company received an administrative subpoena from the New Jersey Attorney General, Division of Consumer Affairs, requesting production of documents relating to the Company's clinical studies, its financial arrangements with certain physicians and health care providers, and clinical research done by certain physicians and health care providers. The Company is fully cooperating with this inquiry.

On April 13, 2009, the Company received an administrative health care subpoena from the United States Attorney's Office for the Northern District of Indiana requesting documents relating to the Company's relationship with customers, as well as documents relating to certain employees. The Company is fully cooperating with this inquiry.

On February 9, 2009, the Company received letter notice that the United States Department of Justice in the Southern District of Texas is investigating marketing practices, reimbursement advice of the Company, and appropriateness of therapy delivery relating to the Company's cardiac surgical ablation devices. On July 2, 2009, the United States District Court for the Southern District of Texas ordered the unsealing of a qui tam complaint related to the same matter that was filed against Medtronic on November 17, 2008. On August 21, 2009, the Department of Justice decided not to intervene at that time but reserved the right to intervene in the future. The qui tam complaint was served on October 1, 2009. On December 16, 2009, Medtronic filed a motion to dismiss the complaint. On October 1, 2010, the motion was granted without prejudice with leave to amend.

On October 6, 2008, the Company received a subpoena from the United States Attorney's Office for the District of Massachusetts pursuant to HIPAA requesting production of documents relating to Medtronic's INFUSE Bone Graft product. The Company has since received supplemental subpoenas or document requests in connection with INFUSE Bone Graft, including a December 18, 2008 civil investigative demand from the Massachusetts Attorney General's Office and several inquiries from the United States Senate. The Company is fully cooperating with these investigations.

In late June 2008, the Company received a subpoena issued by the United States Attorney's Office for the District of Massachusetts pursuant to HIPAA, relating to the Company's marketing of biliary stents. The Company is fully cooperating with this inquiry. On February 19, 2010, a complaint captioned United States of America ex rel Tricia Nowak and Enda Dodd v. Medtronic, filed in the United States District Court for the District of Massachusetts and relating to similar issues was unsealed. On April 23, 2010, Medtronic filed a motion to dismiss the complaint.

On September 25, 2007 and November 16, 2007, the Company received letters from the U.S. Securities and Exchange Commission (SEC) and U.S. Department of Justice, respectively, requesting information relating to any potential violations of the U.S. Foreign Corrupt Practices Act in connection with the sale of medical devices in several non-U.S. countries. A number of competitors have publicly disclosed receiving similar letters. Subsequently, the SEC and Department of Justice have made additional requests for information from the Company. The Company is fully cooperating with the requests.

On October 24, 2005, the Company received a subpoena from the United States Attorney's Office for the District of Massachusetts issued under HIPAA requesting documents the Company may have, if any, relating to pacemakers and defibrillators and related components; monitoring equipment and services; a provision of benefits, if any, to persons in a position to recommend purchases of such devices; and the Company's training and compliance materials relating to the fraud and abuse and federal Anti-Kickback statutes. In September 2008, the United States Attorney's office for the District of Massachusetts informed Medtronic that it is no longer pursuing its investigation of Medtronic related to the October 24, 2005 subpoena. On September 5, 2008, Medtronic received a subpoena from the Office of Inspector General for the Department of Health and Human Services in the District of Minnesota, requesting production of substantially the same materials covered in the 2005 Massachusetts subpoena. The Company is fully cooperating with this inquiry.

In accordance with U.S. GAAP, during fiscal year 2011, the Company recorded $24 million in expense related to probable and reasonably estimated damages in connection with these subpoenas.

In the normal course of business, the Company periodically enters into agreements that require it to indemnify customers or suppliers for specific risks, such as claims for injury or property damage arising out of the Company's products or the negligence of its personnel or claims alleging that its products infringe third-party patents or other intellectual property. The Company's maximum exposure under these indemnification provisions cannot be estimated, and the Company has not accrued any liabilities within the consolidated financial statements. Historically, the Company has not experienced significant losses on these types of indemnifications.